Income and mining taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income and mining taxes [Text Block]

21. Income and mining taxes

(a) Tax recoveries:

The tax expense (recoveries) is applicable as follows:

	Year ended December 31,
	2021	2020
Current:
Income taxes	$25,570	$4,458
Mining taxes	20,830	4,671
Adjustments in respect of prior years	-	(398)
	46,400	8,731
Deferred:
Income tax recoveries - origination, revaluation and/or reversal of temporary differences	(17,772)	(39,411)
Mining tax expense (recoveries) - origination, revaluation and/or reversal of temporary difference	4,235	(3,331)
Adjustments in respect of prior years	8,744	(494)
	(4,793)	(43,236)
	$41,607	$(34,505)

Adjustments in respect of prior years refers to amounts changing due to the filing of tax returns and assessments from government authorities as well as any change identified that would result in a difference to our current or deferred tax balances as reported in the prior fiscal year end.

(b) Deferred tax assets and liabilities as represented on the consolidated balance sheets:

	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax asset	$133,584	$94,070
Deferred mining tax asset	-	7,829
	133,584	101,899

Deferred income tax liability	(249,638)	(220,568)
Deferred mining tax liability	(12,126)	(8,865)
	(261,764)	(229,433)
Net deferred tax liability balance, end of year	$(128,180)	$(127,534)

(c) Changes in deferred tax assets and liabilities:

	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020
Net deferred tax liability balance, beginning of year	$(127,534)	$(167,882)
Deferred tax expense	4,793	43,236
OCI transactions	(5,474)	(759)
Foreign currency translation on the deferred tax liability	35	(2,129)
Net deferred tax liability balance, end of year	$(128,180)	$(127,534)

(d) Reconciliation to statutory tax rate:

As a result of its mining operations, the Company is subject to both income and mining taxes. Generally, most expenditures incurred are deductible in computing income tax, whereas mining tax legislation, although based on a measure of profitability from carrying on mining operations, is more restrictive in respect of the deductions permitted in computing income subject to mining tax. These restrictions include costs unrelated to mining operations as well as deductions for financing expenses, such as interest and royalties. In addition, income unrelated to carrying on mining operations is not subject to mining tax.

A reconciliation between tax expense and the product of accounting profit multiplied by the Company's statutory income tax rate for the years ended December 31, 2021 and 2020 is as follows:

	Year ended December 31,
	2021	2020
Statutory tax rate	26.4%	26.3%

Tax recovery at statutory rate	$(53,526)	$(47,047)
Effect of:
Deductions related to mining taxes	(5,491)	(1,369)
Adjusted income taxes	(59,017)	(48,416)
Mining tax expense	32,034	1,291
	(26,983)	(47,125)

Permanent differences related to:
Capital items	716	(160)
Other income tax permanent differences	2,775	(1,165)
Impact of remeasurement on decommissioning liability	33,731	7,094
Temporary income tax differences not recognized	4,483	1,100
Impact related to differences in tax rates in foreign operations	21,201	5,534
Impact of changes to statutory tax rates	(706)	2,412
Foreign exchange on non-monetary items	4,593	(3,628)
Impact related to tax assessments and tax return amendments	1,797	1,433
Tax expense (recovery)	$41,607	$(34,505)

(e) Income tax effect of temporary differences - recognized:

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020 are as follows:

	Balance sheet
	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax (liability) asset
Property, plant and equipment	$(40,491)	$(88,368)
Pension obligation	4,369	9,467
Other employee benefits	27,191	25,687
Decommissioning and restoration obligation	29,870	37,902
Non-capital losses	93,892	110,374
Share issuance and debt cost	17,984	8,972
Embedded derivative (prepayment option)	-	(13,137)
Deferred revenue	1,661	(809)
Other	(892)	3,982
Deferred income tax asset	133,584	94,070

Deferred income tax liability (asset)
Property, plant and equipment	322,325	292,858
Other employee benefits	(654)	203
Asset retirement obligations	(9,609)	(1,588)
Non-capital losses	(58,777)	(78,607)
Other	(3,647)	7,702
Deferred income tax liability	249,638	220,568

Deferred income tax liability	$(116,054)	$(126,498)

The above reconciling items are disclosed at the tax rates that apply in the jurisdiction where they have arisen.

(f) Income tax temporary differences - not recognized:

The Company has not recognized a deferred tax asset on $23.5 million of non-capital losses (December 31, 2020 - $115.9 million), $170.8 million of capital losses (December 31, 2020 - $166.2 million) and $586.8 million (December 31, 2020 - $291.9 million) of other deductible temporary differences since the realization of any related tax benefit through future taxable profits is not probable. The capital losses have no expiry dates and the other deductible temporary differences do not expire under current tax legislation.

The Canadian non-capital losses were incurred between 2006 and 2021 and have a twenty-year carry forward period. The United States net operating losses were incurred between 2004 and 2021 and have a twenty-year carry forward period. Peruvian net operating losses were incurred in 2021 and may be carried forward and set off against 50% of future profits without any time restrictions.

(g) Mining tax effect of temporary differences:

The tax effects of temporary differences that give rise to significant portions of the deferred mining tax assets and liabilities at December 31, 2021 and 2020 are as follows:

Canada	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment	$(278)	$7,829

Peru	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment	$(11,848)	$(8,865)

For the year ended December 31, 2021, Hudbay had unrecognized deferred mining tax assets of approximately $18,159 (December 31, 2020 - $7,544).

(h) Unrecognized taxable temporary differences associated with investments:

There are no taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized.

(i) Taxes receivable/payable:

The timing of payments results in significant variances in period-to-period comparisons of the tax receivable and tax payable balances.

(j) Other disclosure:

The tax rules and regulations applicable to mining companies are highly complex and subject to interpretation. The Company may be subject in the future to a review of its historic income and other tax filings and, in connection with such reviews, disputes can arise with tax authorities over the interpretation or application of certain tax rules and regulations in respect of the Company's business. These reviews may alter the timing or amount of taxable income or deductions. The amount ultimately reassessed upon resolution of issues raised may differ from the amount accrued.